Business Combination - Summary of Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Detail) - Beijing Zhixunyilong Software Co., Ltd. ¥ in Thousands	May 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Cash acquired	¥ 643
Prepayment, deposit and other assets	335
Property, equipment and software, net	888
Customer relationship	677
Accrued expense, other payable and other current liabilities	(309)
Deferred tax liability	(271)
Goodwill	537
Total	¥ 2,500